BUSINESS COMBINATION	12 Months Ended
Mar. 31, 2012
BUSINESS COMBINATION

2. BUSINESS COMBINATION

Business combinations in the year ended March 31, 2012

On July 11, 2011, Kyocera Fineceramics GmbH, a consolidated German subsidiary of Kyocera Corporation, acquired 100% of the outstanding common stock of Unimerco Group A/S, a Denmark-based industrial cutting tool manufacturing and sales company and made it a consolidated subsidiary with the aim of strengthening its cutting tool business. Unimerco Group A/S has changed its name to Kyocera Unimerco A/S on July 21, 2011.

By making Kyocera Unimerco A/S a consolidated subsidiary, Kyocera has added Kyocera Unimerco A/S’s high-quality, high-precision, custom-made solid-type cutting tools for automobile engine processing as well as aviation and wind-power generation markets to its lineup while also expanding its sales network, mainly in Europe. Going forward, Kyocera will strive to further expand its cutting tool business through the pursuit of synergies with Kyocera Unimerco A/S.

The results of operations of the acquired business was included into Kyocera’s consolidated financial statements since the acquisition date. For segment reporting, it is reported in the Applied Ceramic Products Group.

Kyocera has used the acquisition method of accounting to record assets acquired and liabilities assumed in accordance with ASC 805, “Business Combinations.”

The allocation of fair value to the acquired assets and assumed liabilities in this business combination was completed in the year ended March 31, 2012. The related assets and liabilities were recorded based upon their estimated fair values at the date of acquisition with the excess being allocated to goodwill as shown in the following table. Acquisition-related costs of ¥160 million were included in selling, general and administrative expenses in the consolidated statement of income for the year ended March 31, 2012.

July 11, 2011
(Yen in millions)
Current assets	¥5,400
Intangible assets	7,691
Other non-current assets	4,765

Total assets	17,856

Current liabilities	1,810
Non-current liabilities	4,872

Total liabilities	6,682

Total identified assets and liabilities	11,174

Purchase price (Cash)	22,494

Goodwill	¥11,320

The total amount of goodwill is not expected to be deductible for tax purposes.

The pro forma results are not presented as the amounts were immaterial.

Intangible assets that Kyocera recorded due to this acquisition are summarized as follows:

July 11, 2011
(Yen in millions)
Intangible assets subject to amortization:
Customer relationships	¥3,296
Unpatented technologies	2,735
Trademarks	1,318
Others	342

Total	¥7,691

The weighted average amortization periods for customer relationships, unpatented technology and trademark are 20 years, 20 years and 10 years, respectively.

On February 1, 2012, Kyocera acquired 100% of the common stock of Optrex Corporation, a specialized manufacturer of liquid crystal displays (LCD) and related products, with the aim of strengthening its LCD business, and made it a consolidated subsidiary. Optrex Corporation has changed its name to Kyocera Display Corporation on April 1, 2012.

By making Optrex Corporation a consolidated subsidiary, Kyocera will further enhance the product lines of both its conventional industrial equipment applications and newly acquired automotive applications. Moreover, Optrex Corporation also possesses excellent production technology for touchscreen panels, thus by effectively combining both companies’ product technologies and operating resources including customer bases, Kyocera also expects to further enhance and expand its touchscreen panel business. Going forward, Kyocera will strive to further expand its LCD and touchscreen panel business.

The results of operations of the acquired business was included into Kyocera’s consolidated financial statements since the acquisition date. For segment reporting, it is reported in the Electronic Device Group.

Kyocera has used the acquisition method of accounting to record assets acquired and liabilities assumed in accordance with ASC 805, “Business Combinations.”

The allocation of fair value to the acquired assets and assumed liabilities in this business combination was completed in the year ended March 31, 2012. The related assets and liabilities were recorded based upon their estimated fair values at the date of acquisition with the excess being allocated to goodwill as shown in the following table. Acquisition-related costs of ¥159 million were included in selling, general and administrative expenses in the consolidated statement of income for the year ended March 31, 2012.

February 1, 2012
(Yen in millions)
Cash and cash equivalents	¥1,957
Trade receivables	14,358
Inventories	12,528
Others	1,308

Total current assets	30,151

Property, plant and equipment	6,104
Intangible assets	4,124
Others	397

Total non-current assets	10,625

Total assets	40,776

Short-term borrowings	10,058
Current portion of long-term debt	5,345
Trade notes and accounts payable	15,271
Others	2,800

Total current liabilities	33,474

Non-current liabilities	3,133

Total liabilities	36,607

Total identified assets and liabilities	4,169

Purchase price (Cash)	18,312

Goodwill	¥14,143

The total amount of goodwill is not expected to be deductible for tax purposes.

The short-term borrowings of ¥10,058 million and the current portion of long-term debt of ¥5,345 million were loans from several financial institutions, the repayment of which were completed in the year ended March 31, 2012.

Intangible assets that Kyocera recorded due to this acquisition are summarized as follows:

February 1, 2012
(Yen in millions)
Intangible assets subject to amortization:
Customer relationships	¥3,233
Technologies	417
Others	474

Total	¥4,124

The weighted average amortization periods for customer relationships and technology are 10 years, respectively.

Pro forma information

The following is the pro forma combined results of operations of Kyocera for the years ending March 31, 2011 and 2012 as if above business combination had taken place on April 1, 2010. The pro forma combined results of operations are presented for comparative purposes only and are not necessarily indicative of the results of operations that may occur in the future or that would have occurred had the acquisitions been in effect on the date indicated.

	Years ending March 31,
	2011 (Unaudited)	2012 (Unaudited)
	(Yen in millions except per share amounts)
Pro forma net sales	¥1,340,810	¥1,269,455
Pro forma net income attributable to shareholders of Kyocera Corporation	118,874	78,829
Pro forma net income attributable to shareholders of Kyocera Corporation per share:
Basic	647.75	429.70
Diluted	647.75	429.70

The amounts of revenue and earnings of Optrex Corporation since the acquisition date included in the consolidated income statement for the year ended March 31, 2012 are not presented as the amounts were immaterial.

On August 31, 2011, Kyocera Mita India Pte. Ltd., a subsidiary of Kyocera Mita Corporation, acquired information equipment sales business, related assets and liabilities from Kilburn Office Automation Ltd. to expand its sales channels in India.

On October 1, 2011, Kyocera Mita Canada, Ltd, a subsidiary of Kyocera Mita Corporation, acquired 100% of the common stock of Copicom Inc. to expand its sales channels in Canada.

The results of operations of the acquired businesses were included into Kyocera’s consolidated financial statements since the acquisition date. For reporting segment, they are reported in the Information Equipment Group. The acquisitions did not have material impacts on Kyocera’s consolidated results of operations, financial condition and cash flows.

Business combinations in the year ended March 31, 2011

On June 1, 2010, Kyocera Corporation acquired thin film transistor LCD business of Yasu facility from Sony Mobile Display Corporation. The results of operations of the acquired business was included into Kyocera’s consolidated financial statements since the acquisition date and for segment reporting, it is reported in the Electronic Device Group.

Kyocera Tycom Corp. has owned a 33.33% interest in Tycom Ltd., a sales company of cutting tools, and accounted for its investment by the equity method. On August 31, 2010, Kyocera Tycom Corp. acquired all of the remaining shares of Tycom Ltd. As a result, Tycom Ltd. has become a wholly-owned subsidiary of Kyocera and has been consolidated by Kyocera from that date. The results of operations of the acquired business was included into Kyocera’s consolidated financial statements since the acquisition date and for segment reporting, it is reported in the Applied Ceramic Products Group.

On October 29, 2010, Kyocera Mita Corporation acquired 100% of shares of Epson Software Engineering (Philippines), Inc. which is a software developer related to information equipment. The results of operations of the acquired business was included into Kyocera’s consolidated financial statements since the acquisition date and for segment reporting, it is reported in the Information Equipment Group.

These acquisitions did not have material impacts on Kyocera’s consolidated results of operations, financial condition and cash flows.

Business combinations in the year ended March 31, 2010

On July 31, 2009, Kyocera Mita Corporation acquired 100% of the common stock of two distributors of information equipment in Korea and made them consolidated subsidiaries.

On October 1, 2009, Kyocera Mita Canada, Ltd. acquired operations and related assets of Gold Business Machines Ltd. and Gold Business Machines Brandon Ltd. to expand its sales channels in Canada.

On December 1, 2009, Kyocera Mita America, Inc., a subsidiary of Kyocera Mita Corporation, acquired 100% of the common stock of Allister Business Systems, Inc. and made it a consolidated subsidiary to expand its sales channels in the United States of America.

The results of operations of these acquired businesses were included into Kyocera’s consolidated financial statements since the acquisition dates and for segment reporting, they are reported in the Information Equipment Group.

On August 3, 2009, Kyocera Communication System Co., Ltd. acquired 67% of the common stock of Net it works, Inc., a Japanese telecommunication engineering company and made it a consolidated subsidiary. The results of operations of this acquired business was included into Kyocera’s consolidated financial statements since the acquisition date and for segment reporting, it is reported in the Others.

The above acquisitions did not have material impacts on Kyocera’s consolidated results of operations, financial condition and cash flows.

Business combinations of which the allocation of fair value was completed in the year ended March 31, 2010

On November 18, 2008, Kyocera Mita Corporation announced that it submitted a takeover offer to the shareholders of TA Triumph-Adler AG (currently TA Triumph-Adler GmbH, TA), a German based sales company of information equipment, which was accounted for by the equity method, with the aim of expanding mutual businesses. On December 15, 2008, this takeover offer was approved by German Federal Supervisory Authority. During December 16, 2008 to February 2, 2009, a total of 14,184,810 shares of TA were tendered, and Kyocera Mita Corporation acquired them by February 10, 2009. In addition, from December 8, 2008 to March 31, 2009, Kyocera Mita Corporation acquired 21,372,713 shares of TA directly from its shareholders or through the stock market. The total amount of the acquisition cost was ¥8,234 million, which was funded mainly by cash in hand.

As a result of these acquisitions of shares, together with shares which Kyocera Mita Corporation had already secured before the announcement of the takeover offer on November 18, 2008, Kyocera Mita Corporation secured a total shareholding of 94.19% in TA as of March 31, 2009. As the European Commission approved the purchase of shares in TA by Kyocera Mita on January 21, 2009, TA was consolidated by Kyocera from that date.

On October 13, 2010, Kyocera Mita Corporation acquired all of the remaining shares of TA. As a result, TA has become a wholly-owned subsidiary of Kyocera Mita Corporation.

Kyocera has used the purchase method of accounting to record assets acquired and liabilities assumed in accordance with Statement of Financial Accounting Standards No. 141, “Business Combinations.”

The allocation of fair value to the acquired assets and assumed liabilities in this business combination was completed during the year ended March 31, 2010. The related assets and liabilities were recorded based upon their estimated fair values at the date of acquisition with the excess being allocated to goodwill as shown in the following table.

January 21, 2009
(Yen in millions)
Current assets	¥27,543
Intangible assets	17,335
Other non-current assets	23,337

Total assets	68,215

Current liabilities	25,501
Non-current liabilities	41,004

Total liabilities	66,505

Noncontrolling interests	3

Total identified assets, liabilities and noncontrolling interests	1,707

Purchase price	8,234
Investments in TA before the consolidation as a subsidiary	4,198

Goodwill	¥10,725

Intangible assets that Kyocera recorded due to this acquisition are summarized as follows:

January 21, 2009
(Yen in millions)
Intangible assets subject to amortization:
Customer relationships	¥9,885
Others	405

Total	¥10,290

Intangible assets subject not to amortization:
Trademark	¥7,045

Total	¥7,045

The weighted average amortization period for customer relationships is 10 years.